Goldman Sachs Energy Infrastructure Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Alerian Midstream Energy Select Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	24.19%	10.44%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.74%	14.81%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.80%)	21.65%	10.06%
Performance Inception Date	Sep. 29, 2017
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.35%)	18.56%	8.72%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.67%	16.81%	8.07%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	22.15%	10.00%
Performance Inception Date	Sep. 29, 2017
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	23.49%	11.21%
Performance Inception Date	Sep. 29, 2017
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	23.37%	11.09%
Performance Inception Date	Sep. 29, 2017
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	22.74%	10.54%
Performance Inception Date	Sep. 29, 2017
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	23.52%	11.22%
Performance Inception Date	Sep. 29, 2017